Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parentheticals) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Cash consideration	$ 57,629
Net of issuance costs	$ 4,455